MERRILL LYNCH NEW MEXICO MUNICIPAL BOND FUND
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                    SUPPLEMENT DATED JUNE 16, 1997 TO THE
         STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 15, 1996

    The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers," is revised as follows:


    Robert Sneeden (44) - Portfolio Manager (1)(2) - Assistant Vice President of MLAM since 1994; Vice President of Lehman Brothers, Inc. from 1990 to 1994.


Code    #18036-1196ALL